GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Optibase Ltd. (the "Company") was incorporated and commenced operations in 1990.

The Company, through its subsidiaries, operates in fixed-income real-estate. The Company is engaged with purchasing and operating of real estate properties intended for leasing and resale primarily for the purpose of commercial, industrial, office space use as well as for residential purposes.

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010 (see Note 1d below), the Company and its U.S. subsidiary, Optibase Inc., provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets. (Collectively, the "Video Activity"). Following the sale of the Video Activity, the Company's only operation is the fixed-income real-estate.

As of December 31, 2021, the Company manages its activity through four active subsidiaries: Optibase Inc. in the United States which was incorporated in 1991 ("Optibase Inc."), Optibase Real Estate Europe SARL ("Optibase SARL") in Luxembourg which was incorporated in October 2009, Optibase RES SARL in Luxembourg which was incorporated in June, 2018 and OPCTN SA, a Luxembourg company owned 51% by the Company which was incorporated in February 2011 ("Subsidiaries"), (collectively, the "Group").

On March 22, 2022, the Company's controlling shareholder and its affiliates, successfully completed a full tender offer for the Company's ordinary shares and purchased all of the Company's ordinary shares held by the Company's other shareholders. As a result, the Company's ordinary shares were delisted from NASDAQ on March 25, 2022.

b.	Investments in associates:

Retail portfolio in Bavaria, Germany:

On December 18, 2014 the Company through Optibase Bavaria GmbH & Co. KG ("Optibase Bavaria"), entered into a Purchase Agreement to acquire a retail portfolio of twenty-seven commercial properties in, Germany (the "Retail Portfolio in Germany").

On June 2, 2015 the first stage of the transaction closing occurred and the Company acquired twenty-five (25) supermarkets in consideration of a purchase price of EUR 24,000,000 (approximately $ 26,249 as of the purchase date). On July 8, 2015 the Company acquired the two (2) remaining supermarkets for an additional purchase price of EUR 4,750,000 (approximately $ 5,224 as of the purchase date).

On February 11, 2020 the Company by its wholly owned European subsidiary, Optibase Bavaria GmbH & Co. KG, had entered into a definitive agreement to sell its retail portfolio in Germany, for an aggregate cash consideration of EUR 35,000,000 (approximately $ 38,900).

The sale was completed in 2020 and a gain in the amount of $ 9,127 was recognized in that year.

c.
The Company has one major tenant, 22% and 20% of the Company revenues for the years ended 2021 and 2020, respectively, and two major tenants: 18% and 16% of the Company revenues of the year ended December 31, 2019. No other tenants accounted for more than 10% of the Company revenues.

d.        Sale of the Video Activity (discontinued operations):

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010, the Company and its U.S. subsidiary, Optibase Inc., provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets (collectively, the "Video Activity").

On March 16, 2010, the Company and its subsidiary, Optibase Inc., entered into an asset purchase agreement (the "Agreement") with Optibase Technologies Ltd. and Stradis Inc., wholly owned subsidiaries of S.A. Vitec (also known as Vitec Multimedia) (S.A. Vitec, Optibase Technologies Ltd. and Stradis Inc., collectively, "Vitec"). According to the Agreement, the Company sold to Vitec all of the assets and liabilities related to the Company's Video Solutions Business (the "Video Activity"). The closing of the transaction occurred on July 1, 2010.

The liabilities of the Video activity for the years ended December 31, 2021 and 2020, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	Year ended December 31,
	2021	2020

Liabilities:

Total liabilities attributed to discontinued operations	$2,061	$2,061